Accumulated Other Comprehensive Loss - Schedule of Net Income Amounts Reclassified from AOCL (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	$ (36,445)	$ (32,134)
Cost of sales	31,123	27,559
Interest	88	44
Income tax	706	711
Net of tax	(2,031)	(2,013)
Total loss reclassified to net income	(125)	(102)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	(87)	(86)
Cost of sales	(87)	(45)
Interest		(3)
Income tax	48	39
Net of tax	(126)	(95)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	1	(9)
Income tax		2
Net of tax	$ 1	$ (7)